Contingencies, Commitments and Guarantees (details) - Asbestos Direct Action Litigation [Member] $ in Millions	1 Months Ended	12 Months Ended	24 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2002 item
Loss Contingencies
Number of purported class action suits filed against the Company and other insurers in state court in West Virginia, Massachusetts and Hawaii relative to asbestos direct action litigation | item			2
Settlement amount	$ 502
Total settlement amount	579	$ 579
Interest related to settlement award	$ 77